Basis of presentation and basis of consolidation	12 Months Ended
Dec. 31, 2018
Disclosure Of Basis Of Presentation And Basis Of Consolidation [Abstract]
Basis of presentation and basis of consolidation

3.    Basis of presentation and basis of consolidation

3.1 Basis of presentation

These consolidated financial statements have been issued in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board and interpretations issued by the International Financial Reporting Interpretations Committee (collectively “IFRS”).

The consolidated financial statements have been authorized for issuance on April 29, 2019.

All accounting policies and measurement bases with effect on the consolidated financial statements were applied in their preparation.

The consolidated financial statements were prepared on a historical cost basis, with the exceptions disclosed in the notes to the consolidated financial statements, where applicable, and in those situations where IFRS requires that financial assets and financial liabilities are valued at fair value.

3.2 International financial reporting standards

Application of new accounting standards

New and amended standards and interpretations adopted by the Company

Standards, interpretations and amendments effective from January 1, 2018, applied by the Company in the preparation of these consolidated financial statements:

•	IFRS 9 ‘Financial Instruments’
•	IFRS 15 ‘Revenue from Contracts with Customers’
•	IFRS 2 (Amendment) ‘Classification and Measurement of Share-based Payment Transactions’
•	IFRS 4 (Amendment). ‘Applying IFRS 9 ‘Financial Instruments’ with IFRS 4 ‘Insurance Contracts’’
•	IFRIC Interpretation 22 ‘Foreign Currency Transactions and Advance Consideration’
•	Annual improvements cycle to IFRS 2014-2016
•	IAS 40 (Amendment) ‘Transfers of Investments Property’

The impacts of applying IFRS 9 and IFRS 15 for the first time are discussed further below. The applications of the other amendments and interpretations above did not have an impact on the consolidated financial statements of the Company. The Company has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.

Adoption of IFRS 9 – Financial Instruments

IFRS 9 addresses the classification, measurement and recognition of financial assets and financial liabilities, introduces a new impairment model for financial assets, as well as new rules for hedge accounting. The standard replaced IAS 39 – Financial Instruments: Recognition and Measurement, in its entirety. Ferroglobe adopted IFRS 9 and the related consequential amendments to other IFRSs in the financial reporting period beginning January 1, 2018. The Company has applied the new standard in accordance with the transition provisions of IFRS 9. Comparatives have not been restated. There were no adjustments to opening reserves at January 1, 2018. The Company’s revised accounting policies in relation to financial instruments are provided in Notes 4.5 and 4.6.

Classification and measurement: IFRS 9 provides a single classification and measurement approach for financial assets that reflects the business model in which they are managed and their cash flow characteristics. For financial liabilities the existing classification and measurement requirements of IAS 39 are largely retained. The principal change in classification was that those financial assets previously classified as “loans and receivables” under IAS 39 are now classified as “financial assets measured at amortized cost” (for further details see Note 10). There were no changes in measurement as a result of adopting IFRS 9.

Derecognition of financial liabilities: IFRS 9 sets out that when the terms of a financial liability are modified without this resulting in derecognition, a gain or loss should be recognized. This modification gain or loss is equal to the difference between the present value of the cash flows under the original and modified terms discounted at the original effective interest rate. Previously, under IAS 39, this gain or loss was amortized over the life of the modified financial liability through the effective interest rate. At January 1, 2018, Ferroglobe has no outstanding financial liabilities that had previously been modified and therefore there was no impact to the Company’s statement of financial position upon adoption of IFRS 9. The accounting for any future modifications would follow IFRS 9.

Impairment: IFRS 9 introduced a forward-looking expected credit loss model that may result in earlier recognition of credit losses than the incurred loss model of IAS 39. The simplified approach was used for trade and other receivables. Substantially all of the Company’s trade receivables in the US, Canada, France and Spain are sold and derecognized pursuant to an accounts receivable securitization program (see Note 10). Given the short-term nature of the majority of Ferroglobe’s remaining financial assets, the low level of credit losses and the Company’s active management of credit risk, the effects of the change in impairment model were assessed to be immaterial.

Hedge accounting: IFRS 9 simplified hedge accounting requirements and more closely aligned them to an entity’s risk management strategy. Upon adoption of IFRS 9, Ferroglobe’s existing hedge relationship continued to qualify as an effective cash flow hedge and there was no impact of the standard on the Company’s statement of financial position at January 1, 2018. IFRS 9 has also clarified that when measuring ineffectiveness in a hedging relationship, currency basis is an item that that is present in certain derivatives, such as Ferroglobe’s cross currency swap (see Note 19), but not in the hedged item. This difference may result in increased ineffectiveness and volatility in Ferroglobe’s profit or loss in the future, but the impact of this to date has not been material.

Adoption of IFRS 15 – Revenue from Contracts with Customers

IFRS 15 provides a single model of accounting for revenue arising from contracts with customers, focusing on the identification and satisfaction of performance obligations. The standard replaced all existing revenue standards and interpretations in IFRS. Ferroglobe adopted IFRS 15 for the financial reporting period beginning January 1, 2018.

The Company’s revised accounting policy in relation to revenue is provided in Note 4.16.

Under IFRS 15, revenue from contracts with customers is recognized when or as the Company satisfies a performance obligation by transferring a promised good or service to a customer. A good or service is transferred when the customer obtains control of that good or service. The transfer of control of silicon metal, silicon-based specialty alloys, ferroalloys and other items sold by the Company usually coincides with title passing to the customer and as guided by the Incoterms. The Company principally satisfies its performance obligations at a point in time and the amounts of revenue recognized relating to performance obligations satisfied over time are not significant. The accounting for revenue under IFRS 15 does not, therefore, represent a substantive change from the Company’s previous practice for recognizing revenue from sales to customers. The Company identified certain minor changes in accounting relating to its revenue from contracts with customers but the new standard had no material effect on the group’s net assets as at January 1, 2018 and so no transition adjustment is presented.

New and amended standards and interpretations not yet adopted

Certain new accounting standards and interpretations have been published that are not mandatory for the reporting period ended December 31, 2018 and have not been early adopted by the Company. With the exception of IFRS 16 ‘Leases’, which is discussed further below, there are no standards or interpretations that are not yet effective and that would be expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

IFRS 16 – Leases

IFRS 16 Leases replaces the existing standard on accounting for leases, IAS 17, and the related interpretations. The Company will apply the standard from its mandatory adoption date of January 1, 2019 and will transition to the standard in accordance with the modified retrospective approach; the prior year figures will not be adjusted. The analysis conducted as part of the Company-wide project on initial application indicated that IFRS 16 will have a material effect on components of the consolidated financial statements and the presentation of the net assets, financial position and results of operations of Ferroglobe:

Balance sheet: IFRS 16 requires lessees to adopt a uniform approach to the presentation of leases. In future, assets must be recognized for the right of use received and liabilities must be recognized for the payment obligations entered into for all leases. The Company will make use of the relief options provided for leases of low-value assets and short-term leases (shorter than twelve months). In contrast, the accounting requirements for lessors remain largely unchanged, particularly with regard to the continued requirements to classify leases according to IAS 17. For leases that have been classified to date as operating leases in accordance with IAS 17, the lease liability will be recognized at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate at the time the standard is first applied. The right-of-use asset will generally be measured at the amount of the lease liability. Advance payments and liabilities from the previous financial year will also be accounted for. The analysis conducted as part of the Company-wide project on initial application indicated the probable recognition of lease liabilities in the balance sheet totaling around $28,250 thousand (January 1, 2019) as a result of the transition. Retained earnings will not change on initial application. Net debt will rise accordingly due to the material increase in lease liabilities.

Income statement: In contrast to the presentation to date of operating lease expenses, in future depreciation charges on right-of-use assets and the interest expense from unwinding of the discount on the lease liabilities will be recognized. In 2019 this change is expected to decrease other operating expenses by $9,684 thousand and increase depreciation expense and finance costs by $8,890 thousand and $1,215 thousand, respectively.

Cash flow statement: The change in presentation of operating lease expenses will result in a corresponding improvement of cash flows from operating activities and a decline in cash flows from financing activities.

3.3 Currency

The Parent’s functional currency is the Euro. The functional currencies of subsidiaries are determined by the primary economic environment in which each subsidiary operates.

The reporting currency of the Company is U.S. Dollars and as such the accompanying results and financial position have been translated pursuant to the provisions indicated in IAS 21.

All differences arising from the aforementioned translation are recognized in equity under “Translation differences”.

Upon the disposal of a foreign operation, the translation differences relating to that operation deferred as a separate component of consolidated equity are recognized in the consolidated income statement when the gain or loss on disposal is recognized.

3.4 Responsibility for the information and use of estimates

The information in these consolidated financial statements is the responsibility of Ferroglobe’s management.

Certain assumptions and estimates were made by management in the preparation of these consolidated financial statements, including:

•	The impairment losses on certain assets, including property, plant and equipment and goodwill.
•	The useful life of property, plant and equipment and intangible assets.
•	The fair value of certain unquoted financial assets.
•	The assumptions used in the actuarial calculation of pension liabilities.
•	The discount rate used to calculate the present value of certain collection rights and payment obligations.
•	Provisions for contingencies and environmental liabilities.
•	The calculation of income tax and of deferred tax assets and liabilities.

The Company based its estimates and judgments on historical experience, known or expected trends and other factors that are believed to be reasonable under the circumstances. Actual results may differ materially from these estimates. Changes in accounting estimates are applied in accordance with IAS 8.

At the date of preparation of these consolidated financial statements no events had taken place that might constitute a significant source of uncertainty regarding the accounting effect that such events might have in future reporting periods.

3.5 Basis of consolidation

The financial statements of the subsidiaries are fully consolidated with those of the Parent. Accordingly, all balances and effects of the transactions between consolidated companies are eliminated in consolidation.

Non-controlling interests are presented in “Equity – Non-controlling interests” in the consolidated statement of financial position, separately from the consolidated equity attributable to the Parent. The share of non-controlling interests in the profit or loss for the year is presented under “Loss attributable to non-controlling interests” in the consolidated income statement.

When necessary, adjustments are made to the financial statements of subsidiaries to align the accounting policies used to the accounting policies of the Company.